Derivative Instruments - Summary of Gains (Losses) Recognized in Earnings for Fair Value Hedges, Other Economic Hedges and Customer-Related Positions (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset and Liability Management Positions [Member] | Interest Rate Contracts [Member] | Other noninterest income [Member] | Fair Value Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ (9)	$ 3	$ (36)
Asset and Liability Management Positions [Member] | Interest Rate Contracts [Member] | Mortgage banking revenue [Member] | Other Economic Hedges [Member] | Futures and Forwards [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	615	437	23
Asset and Liability Management Positions [Member] | Interest Rate Contracts [Member] | Mortgage banking revenue [Member] | Other Economic Hedges [Member] | Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	243	854	456
Asset and Liability Management Positions [Member] | Interest Rate Contracts [Member] | Mortgage banking revenue [Member] | Other Economic Hedges [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(322)	175	518
Asset and Liability Management Positions [Member] | Interest Rate Contracts [Member] | Mortgage banking revenue [Member] | Other Economic Hedges [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings			1
Asset and Liability Management Positions [Member] | Foreign Exchange Cross-Currency Swaps [Member] | Other noninterest income [Member] | Fair Value Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings		42	(69)
Asset and Liability Management Positions [Member] | Foreign Exchange Forward Contracts [Member] | Commercial products revenue [Member] | Other Economic Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	49	(63)	(81)
Asset and Liability Management Positions [Member] | Equity Contracts [Member] | Compensation expense [Member] | Other Economic Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	2	2	1
Asset and Liability Management Positions [Member] | Credit Contracts [Member] | Other noninterest income/expense [Member] | Other Economic Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	6	(8)
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Other noninterest income [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(361)	(118)	302
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Other noninterest income [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	378	124	(317)
Customer-Related Positions [Member] | Foreign Exchange Rate Contracts [Member] | Commercial products revenue [Member] | Forwards, Spots and Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 51	$ 50	$ 53